Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards, Tax Credit Carryforwards, and Income Tax Contingency [Line Items]
Net long-term tax liabilities	$ 395.2	$ 363.9
Income tax expense	23.3	(31.5)	26.0
Tax credit carryforward	45.1
Tax credit carryforward, not subject to expiration	30.8
Deferred tax assets, valuation allowance	151.5	174.0
Liability for unrecognized tax benefits	44.5	46.5	106.0	129.7
Foreign Country [Member]
Operating Loss Carryforwards, Tax Credit Carryforwards, and Income Tax Contingency [Line Items]
Net operating loss carryforwards	141.9
Net operating loss carryforwards, not subject to expiration	46.6
Deferred tax assets, valuation allowance	41.5
State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Tax Credit Carryforwards, and Income Tax Contingency [Line Items]
Net operating loss carryforwards	642.3
Deferred tax assets, valuation allowance	49.7
Domestic Tax Authority [Member]
Operating Loss Carryforwards, Tax Credit Carryforwards, and Income Tax Contingency [Line Items]
Deferred tax assets, valuation allowance	$ 60.3